Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 4,410	$ 4,013
Unrealized holding gains (losses) arising during the period
Unrealized holding gains (losses) arising during the period	3,656	(6,452)
Reclassification adjustment for gains included in net income	(105)	(718)
Gross unrealized gains (losses)	3,551	(7,170)
Related income tax (expense) benefit	(1,208)	2,439
Net unrealized gains (losses)	2,343	(4,731)
Unrealized gains on cash flow hedges:
Gross unrealized gains	25	803
Related income tax expense	(8)	(274)
Net unrealized gains	17	529
Total other comprehensive income (loss)	2,360	(4,202)
Comprehensive income (loss)	$ 6,770	$ (189)